UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21328

SMA Relationship Trust
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, Illinois		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper UBS Asset Management (Americas) Inc. One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to: Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		312-525-7100

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.  Schedule of Investments

SMA Relationship Trust – Series G

Industry diversification – September 30, 2018 (unaudited)1,2

Common stocks	Percentage of net assets
Aerospace & defense	1.54%
Airlines	1.14
Auto components	3.13
Automobiles	1.71
Banks	12.53
Biotechnology	0.36
Chemicals	3.66
Commercial services & supplies	1.06
Construction & engineering	0.66
Diversified financial services	3.52
Diversified telecommunication services	3.84
Electric utilities	0.66
Electronic equipment, instruments & components	0.78
Entertainment	1.68
Food & staples retailing	3.94
Food products	0.76
Health care equipment & supplies	1.67
Hotels, restaurants & leisure	0.61
Household durables	3.64
Industrial conglomerates	0.76
Insurance	6.47
Machinery	3.23
Marine	0.57
Media	0.80
Metals & mining	4.40
Multi-utilities	1.65
Oil, gas & consumable fuels	9.28
Personal products	1.53
Pharmaceuticals	9.56
Real estate management & development	0.65
Semiconductors & semiconductor equipment	1.59
Software	3.41
Tobacco	1.94
Trading companies & distributors	3.34
Total common stocks	96.07%
Exchange traded funds	0.46
Short-term investment	1.99
Total investments	98.52%
Other assets in excess of liabilities	1.48
Net assets	100.00%

1         Figures represent the breakdown of direct investments of SMA Relationship Trust—Series G. Figures would be different if a breakdown of the underlying investment companies and exchange traded funds was included.

2         The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—96.07%
Australia—2.80%
Insurance Australia Group Ltd.	223,321	1,181,650
Rio Tinto Ltd.	23,357	1,329,753
Wesfarmers Ltd.	47,919	1,726,716
Total Australia common stocks		4,238,119

Austria—1.96%
Erste Group Bank AG *	71,190	2,957,402

Belgium—0.36%
Galapagos NV *	4,806	543,604

Bermuda—0.76%
Jardine Matheson Holdings Ltd.	18,300	1,148,325

Canada—6.55%
Canadian Natural Resources Ltd.	53,132	1,735,896
Enerplus Corp.	86,579	1,069,125
Entertainment One Ltd.	194,207	1,045,931
Husky Energy, Inc.	152,206	2,672,576
Paramount Resources Ltd., Class A *	50,607	592,795
Toronto-Dominion Bank/The	45,806	2,783,504
Total Canada common stocks		9,899,827

Denmark—0.57%
AP Moller - Maersk A/S, Class B	610	856,654

Finland—1.23%
Sampo Oyj, Class A	35,821	1,854,913

France—5.92%
Publicis Groupe SA	20,120	1,202,590
Sanofi	49,652	4,413,568
Thales SA	16,436	2,334,808
Valeo SA	23,087	1,002,513
Total France common stocks		8,953,479

Germany—7.79%
Deutsche Telekom AG (Registered)	223,993	3,611,033
Infineon Technologies AG	70,998	1,613,199
LANXESS AG	27,816	2,037,218
SAP SE	22,795	2,805,412
thyssenkrupp AG	67,864	1,712,971
Total Germany common stocks		11,779,833

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Hong Kong—3.16%
AIA Group Ltd.	424,400	3,789,504
Power Assets Holdings Ltd.	143,000	995,548
Total Hong Kong common stocks		4,785,052

Ireland—1.14%
Ryanair Holdings PLC, ADR *	17,990	1,727,760

Italy—3.49%
Autogrill SpA	90,454	924,716
Banca Mediolanum SpA	370,328	2,519,621
Mediobanca Banca di Credito Finanziario SpA	183,381	1,831,917
Total Italy common stocks		5,276,254

Japan—25.44%
Chiyoda Corp.	123,300	1,003,807
Inpex Corp.	175,000	2,182,494
ITOCHU Corp.	125,100	2,290,160
Katitas Co. Ltd.	32,300	985,034
Makita Corp.	34,200	1,712,709
MINEBEA MITSUMI, Inc.	110,400	2,001,619
Nabtesco Corp.	43,800	1,164,197
Nintendo Co. Ltd.	4,100	1,496,092
ORIX Corp.	172,800	2,801,422
Otsuka Holdings Co. Ltd.	61,200	3,084,777
Shin-Etsu Chemical Co. Ltd.	27,100	2,400,647
Sony Corp.	89,800	5,505,605
Sumitomo Electric Industries Ltd.	103,000	1,615,437
Sumitomo Mitsui Financial Group, Inc.	59,500	2,401,576
Takeda Pharmaceutical Co. Ltd.	54,500	2,331,671
Tokyo Electron Ltd.	5,800	796,849
Toyota Industries Corp.	35,800	2,117,374
Toyota Motor Corp.	41,300	2,578,978
Total Japan common stocks		38,470,448

Jersey—0.87%
Glencore PLC *	305,472	1,320,671

Netherlands—6.59%
ABN AMRO Group NV CVA[1]	109,581	2,983,522
ASR Nederland NV	62,123	2,961,573
Koninklijke Ahold Delhaize NV	74,724	1,713,477
Unilever NV CVA	41,521	2,312,296
Total Netherlands common stocks		9,970,868

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Norway—3.33%
Equinor ASA	61,765	1,741,676
Telenor ASA	112,215	2,193,630
Yara International ASA	22,393	1,099,737
Total Norway common stocks		5,035,043

Spain—1.04%
Banco Santander SA	313,876	1,579,968

Switzerland—2.24%
Nestle SA (Registered)	13,828	1,152,850
Novartis AG (Registered)	26,031	2,238,672
		3,391,522
United Kingdom—20.83%
Anglo American PLC	102,149	2,294,020
Ashtead Group PLC	87,022	2,764,155
Babcock International Group PLC	169,447	1,596,798
Barclays PLC	695,935	1,558,185
BP PLC	526,943	4,047,417
British American Tobacco PLC	62,887	2,938,105
Centrica PLC	1,238,489	2,500,468
GlaxoSmithKline PLC	118,953	2,382,707
HSBC Holdings PLC	327,440	2,858,609
LivaNova PLC *	20,400	2,528,988
Sage Group PLC/The	307,036	2,346,719
Spectris PLC	37,903	1,172,328
Tesco PLC	805,400	2,517,321
Total United Kingdom common stocks		31,505,820
Total common stocks (cost—$129,837,925)		145,295,562

Exchange traded funds—0.46%
iShares MSCI Canada ETF	1,440	41,443
iShares MSCI EAFE ETF	9,700	659,503
Total exchange traded funds (cost—$682,743)		700,946

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Short-term investment—1.99%
Investment company—1.99%
State Street Institutional U.S. Government Money Market Fund (cost—$3,009,363)	3,009,363	3,009,363
Total investments (cost—$133,530,031)—98.52%		149,005,871
Other assets in excess of liabilities—1.48%		2,233,516
Net assets—100.00%		$151,239,387

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)($)
GSI	GBP	10,520,000	USD	13,863,656	10/29/18	135,493
GSI	USD	9,618,008	CHF	9,270,000	10/29/18	(149,630)
SSC	AUD	1,375,000	USD	997,827	10/29/18	3,743
SSC	JPY	320,400,000	USD	2,844,299	10/29/18	18,872
SSC	NOK	19,610,000	USD	2,418,439	10/29/18	6,356
SSC	HKD	5,940,000	USD	760,455	10/29/18	1,404
SSC	USD	1,777,046	SGD	2,425,000	10/29/18	(2,056)
SSC	USD	2,278,284	CAD	2,950,000	10/29/18	7,025
SSC	USD	609,807	ILS	2,180,000	10/29/18	(9,256)
SSC	USD	1,434,062	DKK	9,070,000	10/29/18	(18,736)
SSC	USD	4,852,219	SEK	42,710,000	10/29/18	(35,981)
SSC	USD	3,527,493	MXN	67,310,000	10/29/18	54,164
						11,398

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

SMA Relationship Trust – Series G

Portfolio of investments – September 30, 2018 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	145,295,562	—	—	145,295,562
Exchange traded funds	700,946	—	—	700,946
Short-term investment	—	3,009,363	—	3,009,363
Forward foreign currency contracts	—	227,057	—	227,057
Total	145,996,508	3,236,420	—	149,232,928

Liabilities
Forward foreign currency contracts	—	(215,659)	—	(215,659)

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,687,322, represented 1.87% of the Fund’s net assets at period end.

SMA Relationship Trust – Series M

Portfolio statistics – September 30, 2018 (unaudited)1

Summary of municipal securities by state

Long-term municipal bonds	Percentage of net assets
California	6.84%
Colorado	0.83
Connecticut	2.94
Florida	14.67
Illinois	6.77
Louisiana	1.32
Maryland	1.45
Massachusetts	7.24
Michigan	0.77
Minnesota	0.13
Mississippi	0.21
Missouri	0.11
New Jersey	4.99
New York	18.15
North Carolina	1.10
Ohio	3.07
Pennsylvania	7.93
Rhode Island	1.62
South Carolina	1.73
Tennessee	1.54
Texas	8.92
Washington	0.66
Wisconsin	1.89
Total long-term municipal bonds	94.88%
Federal home loan bank certificates	3.93
Total investments	98.81%
Other assets in excess of liabilities	1.19
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Federal home loan bank certificates—3.93%
FHLB
2.625%, due 5/28/20 (cost—$9,495,371)	9,500,000	9,472,878

Long-term municipal bonds—94.88%
California—6.84%
California State Public Works Board Revenue Bonds,
Series A,
5.000%, due 09/01/32	3,625,000	4,096,866
Series F,
5.000%, due 05/01/26	1,000,000	1,156,060
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Asset-Backed Revenue Bonds,
Series A,
5.000%, due 06/01/29	1,400,000	1,545,334
5.000%, due 06/01/32	2,200,000	2,469,544
5.000%, due 06/01/33	1,200,000	1,343,172
State of California, Various Purpose, GO Bonds,
5.000%, due 09/01/28	5,000,000	5,864,950
		16,475,926
Colorado—0.83%
City and County of Denver, Airport System Revenue Bonds,
Series A,
5.000%, due 11/15/23	1,500,000	1,687,560
City and County of Denver, COP,
Series A3,
1.670%, due 12/01/31[1]	300,000	300,000
		1,987,560
Connecticut—2.94%
State of Connecticut, GO Bonds,
Series B,
5.000%, due 04/15/25	1,535,000	1,708,255
5.000%, due 05/15/26	2,700,000	3,026,214
Series C,
5.000%, due 06/01/20	1,000,000	1,041,790

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
Connecticut—(concluded)
Series D,
5.000%, due 08/15/26	1,165,000	1,308,097
		7,084,356
Florida—14.67%
City of Gainesville, Florida Utilities System Revenue Bonds,
Series A,
5.000%, due 10/01/26	1,500,000	1,760,790
JEA Water & Sewer Revenue Bonds,
Series A-1,
1.630%, due 10/01/38[1]	2,100,000	2,100,000
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds,
5.000%, due 10/01/35	4,530,000	5,033,781
Miami-Dade County, Water & Sewer Revenue Bonds,
5.000%, due 10/01/24	2,000,000	2,281,640
Pinellas County Health Facilities Authority, Baycare Health Systems Revenue Bonds,
Series A-1,
1.750%, due 11/01/38[1]	1,900,000	1,900,000
School Board of Volusia County, Certificates Refunding, Master Lease Program, COP,
Series B,
5.000%, due 08/01/31	3,000,000	3,337,290
School District of St. Lucie County, Sales Tax Revenue Bonds,
AGM,
5.000%, due 10/01/26	2,500,000	2,845,600
The School Board of Broward County, COP,
Series A,
5.000%, due 07/01/28	2,250,000	2,587,432
Series B,
5.000%, due 07/01/30	2,000,000	2,246,500
The School Board of Miami-Dade County, COP,
Series A,
5.000%, due 05/01/31	4,000,000	4,431,600
Series B,
5.000%, due 05/01/26	1,900,000	2,149,584
Series D,
5.000%, due 02/01/23	3,195,000	3,531,881

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
Florida—(concluded)
The School Board of Orange County, COP,
Series D,
5.000%, due 08/01/22	1,025,000	1,125,891
		35,331,989
Illinois—6.77%
City of Chicago O’Hare International Airport, Senior Lien Revenue Bonds,
Series B,
5.000%, due 01/01/24	1,510,000	1,700,049
City of Chicago O’Hare International Airport, Third Lien Revenue Bonds,
Series B,
5.000%, due 01/01/23	2,250,000	2,487,667
County of Cook, GO Bonds,
Series A,
5.000%, due 11/15/20	2,500,000	2,650,525
Illinois Finance Authority, Clean Water Initiative Revolving Fund Revenue Bonds,
5.000%, due 01/01/24	4,000,000	4,505,520
Illinois State Toll Highway Authority Revenue Bonds,
Series A,
5.000%, due 12/01/21	1,220,000	1,322,260
5.000%, due 12/01/32	2,175,000	2,430,824
State of Illinois, GO Bonds,
Series B,
5.000%, due 10/01/21	1,155,000	1,204,226
		16,301,071
Louisiana—1.32%
City of New Orleans, GO Bonds,
AGC-ICC, FGIC,
5.500%, due 12/01/21	3,010,000	3,183,617

Maryland—1.45%
State of Maryland, State and Local Facilities Loan, GO Bonds,
Series B,
5.000%, due 08/01/25	3,000,000	3,482,460

Massachusetts—7.24%
The Commonwealth of Massachusetts, Consolidated Loan of 2014 Prerefunded, GO Bonds,
Series F,
5.000%, due 11/01/25[2]	4,075,000	4,524,635
The Commonwealth of Massachusetts, Consolidated Loan, GO Bonds,
Series A,
5.000%, due 07/01/30	2,260,000	2,598,932
5.000%, due 03/01/35	1,815,000	2,014,251

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
Massachusetts—(concluded)
Series D,
5.000%, due 07/01/26	2,500,000	2,931,850
The Commonwealth of Massachusetts, GO Bonds,
Series E,
5.000%, due 11/01/27	4,505,000	5,358,337
		17,428,005
Michigan—0.77%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group,
Series G,
5.000%, due 12/01/25	1,615,000	1,862,240

Minnesota—0.13%
Rochester Minnesota Health Care Facilities Revenue Bonds,
Series A,
1.490%, due 11/15/38[1]	315,000	315,000

Mississippi—0.21%
Mississippi Business Finance Corp., Gulf Opportunity Zone, Industrial Development, Chevron USA, Inc., Project Revenue Bonds,
Series B,
1.720%, due 12/01/30[1]	500,000	500,000

Missouri—0.11%
St. Charles County, Public Water District No. 2, COP,
Series A,
1.550%, due 12/01/36[1]	275,000	275,000

New Jersey—4.99%
New Jersey Turnpike Authority Revenue Bonds,
Series A,
5.000%, due 01/01/30	3,500,000	3,913,875
Series G,
5.000%, due 01/01/35	2,095,000	2,382,120
State of New Jersey, GO Bonds,
5.000%, due 06/01/21	3,300,000	3,521,793
Series L, AMBAC,
5.250%, due 07/15/19	1,415,000	1,448,620

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
New Jersey—(concluded)
Series Q,
5.000%, due 08/15/19	725,000	742,429
		12,008,837
New York—18.15%
City of New York, GO Bonds,
Series A,
5.000%, due 08/01/27	2,500,000	2,949,000
Subseries F-1,
5.000%, due 04/01/34	2,860,000	3,288,857
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2008 Revenue Bonds,
Series BB-1,
1.500%, due 06/15/36[1]	500,000	500,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2012 Revenue Bonds,
Series EE,
5.000%, due 06/15/36	5,760,000	6,386,744
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Fiscal 2017 Revenue Bonds,
Series EE,
5.000%, due 06/15/33	2,000,000	2,292,740
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
Subseries C-2,
5.000%, due 05/01/35	8,260,000	9,478,268
New York City Transitional Finance Authority Revenue Bonds,
Series S-1,
5.000%, due 07/15/31	1,050,000	1,175,832
Subseries E-1,
5.000%, due 02/01/32	2,380,000	2,689,376
New York State Dormitory Authority, State Personal Taxable General Purpose, Special Tax,
Series A,
5.000%, due 02/15/29	4,000,000	4,421,840
New York State Urban Development Corp., Special Tax,
Series A,
5.000%, due 03/15/34	3,000,000	3,331,560

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
New York—(concluded)
Series A-1,
5.000%, due 03/15/27	6,495,000	7,206,917
		43,721,134
North Carolina—1.10%
County of Wake, GO Bonds,
Series A,
5.000%, due 03/01/25	2,290,000	2,649,324

Ohio—3.07%
State of Ohio, Cleveland Clinic Health System Prerefunded Revenue Bonds,
Series A,
5.500%, due 01/01/39[2]	1,440,000	1,453,104
State of Ohio, Common Schools Refunding, GO Bonds,
Series B,
5.000%, due 09/15/27	5,000,000	5,935,350
		7,388,454
Pennsylvania—7.93%
City of Philadelphia, GO Bonds,
Series A,
5.000%, due 08/01/24	4,180,000	4,671,359
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds,
5.000%, due 06/01/22	3,000,000	3,242,340
Commonwealth of Pennsylvania, GO Bonds,
5.000%, due 01/01/24	3,055,000	3,410,755
5.000%, due 09/15/26	1,225,000	1,409,338
5.000%, due 01/01/28	3,400,000	3,872,090
Pennsylvania Turnpike Commission Turnpike Revenue Bonds,
Series A-2,
5.000%, due 12/01/36	2,220,000	2,482,493
		19,088,375
Rhode Island—1.62%
Rhode Island Health & Educational Building Corp., Tockwotton Home Issue Prerefunded Revenue Bonds,
8.375%, due 01/01/46[2]	3,000,000	3,408,090
Rhode Island Industrial Facilities Corp., Marine Terminal Revenue,
1.600%, due 02/01/25[1]	500,000	500,000
		3,908,090
South Carolina—1.73%
South Carolina Public Service Authority Revenue Bonds,

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
South Carolina—(concluded)
Series A,
5.000%, due 12/01/24	2,000,000	2,225,880
Series C,
4.000%, due 12/01/20	1,855,000	1,930,740
		4,156,620
Tennessee—1.54%
State of Tennessee, GO Bonds,
Series B,
5.000%, due 08/01/23	3,295,000	3,715,508
		3,715,508
Texas—8.92%
City of Dallas, Waterworks and Sewer System Revenue Bonds,
Series A,
5.000%, due 10/01/31	2,355,000	2,705,730
Cypress-Fairbanks Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/27	1,370,000	1,579,254
Garland Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	2,400,000	2,754,240
Grand Parkway Transportation Corp., Subordinate Tier Toll Revenue Bonds,
Series A,
5.000%, due 10/01/34	1,805,000	2,075,660
Harris County Cultural Education Facilities Finance Corp., Children’s Hospital Revenue Bonds,
Series 1,
5.000%, due 10/01/24	2,500,000	2,843,100
Harris County Health Facilities Development Corp., Methodist Hospital Revenue Bonds,
Series A-1,
1.700%, due 12/01/41[1]	100,000	100,000
Plano Independent School District, GO Bonds, PSF-GTD,
5.000%, due 02/15/25	2,525,000	2,896,099
State of Texas Transportation Commission Highway Fund First Tier Revenue Bonds,
Series A,
5.000%, due 10/01/25	2,000,000	2,313,580
Texas A&M University, Financing System Revenue Bonds,
Series E,
5.000%, due 05/15/25	2,775,000	3,208,566
University of Texas Permanent University, Funding System Revenue Bonds,
Series A,
1.480%, due 07/01/38[1]	500,000	500,000

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

	Face
	Amount ($)	Value ($)
Long-term municipal bonds—(continued)
Texas—(concluded)
University of Texas Revenue Bonds,
Series B,
1.480%, due 08/01/39[1]	500,000	500,000
		21,476,229
Washington—0.66%
Washington State Health Care Facilities Authority Revenue Bonds,
Series A,
5.000%, due 10/01/25	1,435,000	1,585,044

Wisconsin—1.89%
State of Wisconsin General Fund Annual Appropriation Revenue Bonds,
Series B,
5.000%, due 05/01/31	1,500,000	1,712,955
State of Wisconsin Prerefunded, GO Bonds,
Series A,
5.000%, due 05/01/24[2]	2,000,000	2,196,120
Uinta County Pollution Control Revenue Refunding-Chevron USA, Inc. Project, Revenue Bonds,
1.590%, due 08/15/20[1]	650,000	650,000
		4,559,075
Total long-term municipal bonds (cost—$230,902,396)		228,483,914
Total investments (cost—$240,397,767)—98.81%		237,956,792
Other assets in excess of liabilities—1.19%		2,872,327
Net assets—100.00%		$240,829,119

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

SMA Relationship Trust – Series M

Portfolio of investments – September 30, 2018 (unaudited)

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Federal home loan bank certificates	—	9,472,878	—	9,472,878
Long-term municipal bonds	—	228,483,914	—	228,483,914
Total	—	237,956,792	—	237,956,792

At September 30, 2018 there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1

Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

2	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

SMA Relationship Trust – Series S

Industry diversification – September 30, 2018 (unaudited)1

Common stocks	Percentage of net assets
Auto components	1.51%
Banks	14.58
Biotechnology	2.62
Building products	2.53
Capital markets	1.95
Chemicals	1.42
Commercial services & supplies	2.75
Communications equipment	4.04
Construction & engineering	4.38
Containers & packaging	1.72
Electric utilities	0.68
Electrical equipment	1.39
Electronic equipment, instruments & components	1.30
Energy equipment & services	1.56
Entertainment	2.89
Equity real estate investment trusts	6.86
Health care equipment & supplies	6.45
Hotels, restaurants & leisure	4.35
Household durables	1.42
Household products	1.14
IT services	1.02
Leisure products	1.31
Life sciences tools & services	5.28
Machinery	2.11
Metals & mining	1.20
Oil, gas & consumable fuels	1.25
Pharmaceuticals	1.28
Semiconductors & semiconductor equipment	5.27
Software	7.56
Specialty retail	1.39
Technology hardware, storage & peripherals	1.47
Trading companies & distributors	3.17
Wireless telecommunication services	1.80
Total common stocks	99.65%
Short-term investment	3.04
Total investments	102.69
Liabilities in excess of other assets	(2.69)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series S

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—99.65%
Auto components—1.51%
Tenneco, Inc.	10,003	421,527

Banks—14.58%
Access National Corp.	14,996	406,542
Banner Corp.	5,661	351,944
Brookline Bancorp, Inc.	13,280	221,776
Columbia Banking System, Inc.	9,162	355,211
ConnectOne Bancorp, Inc.	15,082	358,198
First Community Corp.	8,016	193,987
Hope Bancorp, Inc.	13,813	223,356
Pinnacle Financial Partners, Inc.	5,584	335,878
South State Corp.	6,041	495,362
Union Bankshares Corp.	9,057	348,966
Univest Corp. of Pennsylvania	19,574	517,732
Valley National Bancorp	24,324	273,645
		4,082,597
Biotechnology—2.62%
Osiris Therapeutics, Inc.*	30,149	334,654
Recro Pharma, Inc.*	22,197	157,821
Retrophin, Inc.*	6,373	183,096
Stemline Therapeutics, Inc.*	3,428	56,905
		732,476
Building products—2.53%
American Woodmark Corp.*	4,711	369,578
Armstrong World Industries, Inc.*	4,884	339,926
		709,504
Capital markets—1.95%
Evercore, Inc., Class A	2,856	287,171
Moelis & Co., Class A	4,747	260,135
		547,306
Chemicals—1.42%
Valvoline, Inc.	18,459	397,053

Commercial services & supplies—2.75%
ABM Industries, Inc.	4,618	148,930
Deluxe Corp.	5,137	292,501

SMA Relationship Trust – Series S

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Commercial services & supplies—(concluded)
UniFirst Corp.	1,888	327,851
		769,282
Communications equipment—4.04%
Casa Systems, Inc.*	23,566	347,598
Infinera Corp.*	40,562	296,103
Quantenna Communications, Inc.*	26,392	486,932
		1,130,633
Construction & engineering—4.38%
EMCOR Group, Inc.	7,393	555,288
Granite Construction, Inc.	7,867	359,522
Quanta Services, Inc.*	9,343	311,869
		1,226,679
Containers & packaging—1.72%
Graphic Packaging Holding Co.	34,467	482,883

Electric utilities—0.68%
Portland General Electric Co.	4,162	189,829

Electrical equipment—1.39%
Regal Beloit Corp.	4,724	389,494

Electronic equipment, instruments & components—1.30%
TTM Technologies, Inc.*	22,805	362,828

Energy equipment & services—1.56%
Patterson-UTI Energy, Inc.	25,550	437,161

Entertainment—2.89%
Cinemark Holdings, Inc.	12,035	483,807
Zynga, Inc., Class A*	80,941	324,573
		808,380
Equity real estate investment trusts—6.86%
American Assets Trust, Inc.	13,262	494,540
EPR Properties	6,402	437,961
First Industrial Realty Trust, Inc.	17,003	533,894

SMA Relationship Trust – Series S

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Equity real estate investment trusts—(concluded)
Physicians Realty Trust	26,921	453,888
		1,920,283
Health care equipment & supplies—6.45%
AtriCure, Inc.*	9,804	343,434
Cooper Cos., Inc./The	2,566	711,167
Integra LifeSciences Holdings Corp.*	4,761	313,607
SeaSpine Holdings Corp.*	28,031	436,162
		1,804,370
Hotels, restaurants & leisure—4.35%
Dave & Buster’s Entertainment, Inc.	4,731	313,287
Penn National Gaming, Inc.*	11,820	389,115
Vail Resorts, Inc.	1,877	515,086
		1,217,488
Household durables—1.42%
Universal Electronics, Inc.*	10,134	398,773

Household products—1.14%
Spectrum Brands Holdings, Inc.	4,280	319,802

IT services—1.02%
GreenSky, Inc., Class A*	15,794	284,292

Leisure products—1.31%
Nautilus, Inc.*	26,322	367,192

Life sciences tools & services—5.28%
Bio-Rad Laboratories, Inc., Class A*	1,662	520,189
Enzo Biochem, Inc.*	90,389	372,403
Syneos Health, Inc.*	11,362	585,711
		1,478,303
Machinery—2.11%
Mueller Water Products, Inc., Class A	19,070	219,496

SMA Relationship Trust – Series S

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(continued)
Machinery—(concluded)
Timken Co./The	7,451	371,432
		590,928
Metals & mining—1.20%
Kaiser Aluminum Corp.	3,088	336,777

Oil, gas & consumable fuels—1.25%
Magnolia Oil & Gas Corp.*	23,307	349,838

Pharmaceuticals—1.28%
Prestige Consumer Healthcare, Inc.*	9,440	357,682

Semiconductors & semiconductor equipment—5.27%
Aquantia Corp.*	25,589	327,283
Cohu, Inc.	5,751	143,965
FormFactor, Inc.*	22,343	307,216
Lattice Semiconductor Corp.*	45,604	364,832
MaxLinear, Inc.*	16,771	333,408
		1,476,704
Software—7.56%
Avaya Holdings Corp.*	22,762	503,951
Hortonworks, Inc.*	7,415	169,136
Imperva, Inc.*	7,001	325,196
j2 Global, Inc.	4,647	385,004
Mimecast Ltd.*	2,467	103,318
MobileIron, Inc.*	77,107	408,667
Tenable Holdings, Inc.*	5,670	220,450
		2,115,722
Specialty retail—1.39%
Lithia Motors, Inc., Class A	2,232	182,265
Williams-Sonoma, Inc.	3,161	207,741
		390,006
Technology hardware, storage & peripherals—1.47%
Cray, Inc.*	19,104	410,736

Trading companies & distributors—3.17%
GMS, Inc.*	16,204	375,933

SMA Relationship Trust – Series S

Portfolio of investments – September 30, 2018 (unaudited)

	Number of Shares	Value ($)
Common stocks—(concluded)
Trading companies & distributors—(concluded)
Watsco, Inc.	2,865	510,256
		886,189
Wireless telecommunication services—1.80%
Boingo Wireless, Inc.*	14,400	502,560
Total common stocks (cost—$27,013,239)		27,895,277

Short-term investment—3.04%
Investment company—3.04%
State Street Institutional U.S. Government Money Market Fund (cost—$851,251)	851,251	851,251
Total investments (cost—$27,864,490)—102.69%		28,746,528
Liabilities in excess of other assets—(2.69)%		(753,413)
Net assets—100.00%		$27,993,115

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Common stocks	27,895,277	—	—	27,895,277
Short-term investment	—	851,251	—	851,251
Total	27,895,277	851,251	—	28,746,528

At September 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.

SMA Relationship Trust – Series T

Industry diversification – September 30, 2018 (unaudited)1

Corporate bonds	Percentage of net assets
Aerospace & defense	0.74%
Agriculture	2.35
Airlines	0.66
Auto manufacturers	4.02
Banks	22.79
Beverages	1.75
Biotechnology	2.31
Building materials	0.39
Chemicals	2.96
Commercial services	0.68
Computers	1.45
Diversified financial services	1.77
Electric	7.07
Entertainment	0.70
Food	2.43
Healthcare-products	2.90
Healthcare-services	2.45
Home builders	0.56
Insurance	4.04
Internet	1.79
Iron & steel	0.06
Leisure time	0.32
Lodging	0.27
Media	4.35
Mining	1.02
Oil & gas	3.11
Pharmaceuticals	5.90
Pipelines	6.14
Real estate investment trusts	2.36
Retail	0.98
Semiconductors	0.97
Software	1.45
Telecommunications	4.98
Transportation	1.42
Total corporate bonds	97.14%
Asset-backed security	0.40
Commercial mortgage-backed security	0.77
Short-term investment	1.75
Total investments	100.06%
Liabilities in excess of other assets	(0.06)
Net assets	100.00%

1 The Fund’s portfolio is actively managed and its composition will vary over time.

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—97.14%
Australia—1.00%
Westpac Banking Corp.
2.100%, due 05/13/21	750,000	725,709

Canada—3.11%
Anadarko Finance Co.,
Series B,
7.500%, due 05/01/31	145,000	177,775
Canadian Natural Resources Ltd.,
Series GMTN,
4.950%, due 06/01/47	500,000	517,756
NOVA Chemicals Corp.
5.250%, due 08/01/23[1]	410,000	408,463
TransCanada PipeLines Ltd.
4.875%, due 05/15/48	150,000	153,667
Viterra, Inc.
5.950%, due 08/01/20[1]	500,000	517,790
Yamana Gold, Inc.
4.950%, due 07/15/24	500,000	492,900
Total Canada corporate bonds		2,268,351

Cayman Islands—0.80%
Alibaba Group Holding Ltd.
2.800%, due 06/06/23	350,000	336,945
Sands China Ltd.
4.600%, due 08/08/23[1]	200,000	199,945
Vale Overseas Ltd.
4.375%, due 01/11/22	46,000	46,368
Total Cayman Islands corporate bonds		583,258

France—1.34%
Air Liquide Finance SA
1.750%, due 09/27/21[1]	480,000	458,282

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
France—(concluded)
BNP Paribas SA
5.000%, due 01/15/21	500,000	517,236
Total France corporate bonds		975,518

Germany—0.68%
Deutsche Bank AG,
Series GMTN,
2.850%, due 05/10/19	500,000	498,662

Guernsey—1.36%
Credit Suisse Group Funding Guernsey Ltd.
2.750%, due 03/26/20	1,000,000	991,100

Ireland—1.33%
Shire Acquisitions Investments Ireland DAC
2.400%, due 09/23/21	1,000,000	966,150

Italy—1.68%
Eni SpA,
Series X-R,
4.750%, due 09/12/28[1]	500,000	493,887
Intesa Sanpaolo SpA
3.875%, due 07/14/27[1]	250,000	213,245
6.500%, due 02/24/21[1]	500,000	517,498
Total Italy corporate bonds		1,224,630

Liberia—0.32%
Royal Caribbean Cruises Ltd.
3.700%, due 03/15/28	250,000	231,701

Luxembourg—0.68%
Allergan Funding SCS
3.450%, due 03/15/22	500,000	496,821

Mexico—0.44%
America Movil SAB de CV
3.125%, due 07/16/22	330,000	322,053

Netherlands—2.33%
Deutsche Telekom International Finance BV
8.750%, due 06/15/30	100,000	134,211
Enel Finance International NV
4.875%, due 06/14/29[1]	500,000	486,535
ING Bank NV
5.000%, due 06/09/21[1]	500,000	518,095
Shell International Finance BV
3.750%, due 09/12/46	500,000	469,390

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
Netherlands—(concluded)
4.000%, due 05/10/46	90,000	87,927
Total Netherlands corporate bonds		1,696,158

Spain—0.91%
Banco Santander SA
3.500%, due 04/11/22	200,000	195,961
Telefonica Emisiones SAU
4.895%, due 03/06/48	500,000	464,984
Total Spain corporate bonds		660,945

United Kingdom—6.31%
Anglo American Capital PLC
4.875%, due 05/14/25[1]	250,000	250,411
Aon PLC
3.500%, due 06/14/24	140,000	136,512
3.875%, due 12/15/25	120,000	118,802
Barclays PLC
4.337%, due 01/10/28	200,000	189,149
4.836%, due 05/09/28	1,000,000	939,923
HSBC Holdings PLC
2.950%, due 05/25/21	330,000	325,504
5.100%, due 04/05/21	1,000,000	1,038,896
Lloyds Banking Group PLC
4.582%, due 12/10/25	200,000	196,281
Royal Bank of Scotland Group PLC
3.875%, due 09/12/23	425,000	412,932
4.800%, due 04/05/26	500,000	499,214
Santander UK Group Holdings PLC
2.875%, due 08/05/21	500,000	486,593
Total United Kingdom corporate bonds		4,594,217

United States—74.85%
21st Century Fox America, Inc.
4.950%, due 10/15/45	500,000	554,028
Abbott Laboratories
2.900%, due 11/30/21	1,000,000	987,538
3.750%, due 11/30/26	130,000	129,590
AbbVie, Inc.
4.250%, due 11/14/28	250,000	246,259
4.875%, due 11/14/48	250,000	246,001
Aetna, Inc.
3.500%, due 11/15/24	250,000	244,379
Altria Group, Inc.
3.875%, due 09/16/46	250,000	219,329

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Amazon.com, Inc.
4.050%, due 08/22/47	750,000	732,648
Anadarko Petroleum Corp.
4.850%, due 03/15/21	180,000	184,955
Andeavor
4.500%, due 04/01/48	125,000	116,323
Anheuser-Busch InBev Finance, Inc.
2.650%, due 02/01/21	500,000	492,830
4.700%, due 02/01/36	300,000	300,044
Apple, Inc.
4.450%, due 05/06/44	500,000	524,519
AT&T, Inc.
4.300%, due 02/15/30[1]	1,125,000	1,081,152
AXA Equitable Holdings, Inc.
5.000%, due 04/20/48[1]	250,000	232,558
Bank of America Corp.,
Series MTN,
4.450%, due 03/03/26	1,000,000	1,000,681
BAT Capital Corp.
3.222%, due 08/15/24[1]	500,000	476,439
Becton Dickinson and Co.
3.250%, due 11/12/20	1,000,000	996,592
Berkshire Hathaway Energy Co.
5.150%, due 11/15/43	299,000	323,552
Biogen, Inc.
3.625%, due 09/15/22	300,000	300,644
4.050%, due 09/15/25	130,000	130,306
Boston Properties LP
3.800%, due 02/01/24	340,000	337,813
Brighthouse Financial, Inc.
4.700%, due 06/22/47	110,000	90,896
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, due 01/15/27	250,000	235,778
Burlington Northern Santa Fe LLC
5.150%, due 09/01/43	360,000	403,047
Capital One Financial Corp.
3.750%, due 07/28/26	200,000	186,530
4.200%, due 10/29/25	190,000	185,568
Celgene Corp.
3.550%, due 08/15/22	1,000,000	996,848
CF Industries, Inc.
3.450%, due 06/01/23	330,000	318,037
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, due 07/23/20	350,000	350,210

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
4.200%, due 03/15/28	250,000	239,014
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.300%, due 05/01/23[1]	500,000	493,324
Cisco Systems, Inc.
5.900%, due 02/15/39	170,000	211,285
Citigroup, Inc.
4.050%, due 07/30/22	1,000,000	1,008,212
5.500%, due 09/13/25	915,000	974,336
Comcast Corp.
4.000%, due 03/01/48	500,000	450,204
CVS Health Corp.
4.125%, due 05/15/21	1,000,000	1,015,946
5.050%, due 03/25/48	500,000	510,823
Dell International LLC/EMC Corp.
6.020%, due 06/15/26[1]	500,000	532,473
DISH DBS Corp.
7.875%, due 09/01/19	240,000	248,450
DTE Energy Co.,
Series F,
3.850%, due 12/01/23	260,000	260,204
Duke Energy Corp.
3.550%, due 09/15/21	475,000	476,140
Duke Energy Indiana LLC
6.350%, due 08/15/38	193,000	247,648
Edison International
2.950%, due 03/15/23	140,000	134,137
Elanco Animal Health, Inc.
4.272%, due 08/28/23[1]	250,000	250,684
Enable Midstream Partners LP
4.950%, due 05/15/28	500,000	495,952
Energy Transfer Equity LP
5.500%, due 06/01/27	500,000	518,900
Enterprise Products Operating LLC
2.850%, due 04/15/21	100,000	98,738
4.050%, due 02/15/22	350,000	355,030
4.250%, due 02/15/48	350,000	328,955
ERAC USA Finance LLC.
3.850%, due 11/15/24[1]	495,000	491,269
FirstEnergy Corp.,
Series B,
3.900%, due 07/15/27	1,000,000	972,261
Five Corners Funding Trust
4.419%, due 11/15/23[1]	275,000	282,162
Florida Power & Light Co.
5.950%, due 02/01/38	70,000	85,465

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Ford Motor Co.
7.450%, due 07/16/31	105,000	116,956
Ford Motor Credit Co. LLC
3.336%, due 03/18/21	375,000	369,674
5.750%, due 02/01/21	500,000	519,791
5.875%, due 08/02/21	400,000	418,318
General Mills, Inc.
3.700%, due 10/17/23	350,000	347,802
General Motors Co.
6.600%, due 04/01/36	240,000	255,641
General Motors Financial Co., Inc.
3.550%, due 04/09/21	750,000	749,656
4.200%, due 03/01/21	250,000	253,092
Gilead Sciences, Inc.
4.750%, due 03/01/46	250,000	257,314
GLP Capital LP/GLP Financing II, Inc.
5.250%, due 06/01/25	500,000	507,905
Goldman Sachs Group, Inc./The
2.875%, due 02/25/21	1,000,000	986,591
3.850%, due 01/26/27	1,000,000	969,651
5.150%, due 05/22/45	100,000	101,902
5.750%, due 01/24/22	250,000	265,929
Halfmoon Parent, Inc.
3.750%, due 07/15/23[1]	500,000	498,098
4.900%, due 12/15/48[1]	250,000	249,685
Harley-Davidson Financial Services, Inc.
3.350%, due 02/15/23[1]	250,000	242,661
Hartford Financial Services Group, Inc./The
5.950%, due 10/15/36	250,000	286,756
HCA, Inc.
5.000%, due 03/15/24	250,000	256,250
HCP, Inc.
4.250%, due 11/15/23	1,000,000	1,002,597
Humana, Inc.
4.800%, due 03/15/47	350,000	356,405
Indiana Michigan Power Co.,
Series K,
4.550%, due 03/15/46	90,000	92,302
International Lease Finance Corp.
5.875%, due 08/15/22	340,000	359,589
8.250%, due 12/15/20	500,000	546,362
JPMorgan Chase & Co.
3.875%, due 09/10/24	440,000	435,663
Kinder Morgan Energy Partners LP
5.000%, due 10/01/21	260,000	270,097

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Kinder Morgan, Inc.
5.200%, due 03/01/48	500,000	509,181
KKR Group Finance Co. III LLC
5.125%, due 06/01/44[1]	250,000	247,857
Kraft Heinz Foods Co.
5.200%, due 07/15/45	170,000	165,985
Kroger Co./The
3.400%, due 04/15/22	1,000,000	991,388
3.850%, due 08/01/23	260,000	260,627
Lennar Corp.
4.750%, due 05/30/25	220,000	214,500
Lincoln National Corp.
4.350%, due 03/01/48	500,000	464,703
Marsh & Mclennan Cos., Inc.
4.200%, due 03/01/48	250,000	235,431
Masco Corp.
3.500%, due 04/01/21	110,000	109,934
4.450%, due 04/01/25	170,000	171,604
McDonald’s Corp.,
Series MTN,
4.875%, due 12/09/45	250,000	261,054
MetLife, Inc.
4.050%, due 03/01/45	375,000	350,449
Microsoft Corp.
4.450%, due 11/03/45	270,000	288,669
Molson Coors Brewing Co.
2.100%, due 07/15/21	500,000	480,748
Morgan Stanley
4.875%, due 11/01/22	160,000	165,737
Morgan Stanley,
Series GMTN,
4.000%, due 07/23/25	1,000,000	996,200
Series GMTN,
5.500%, due 07/28/21	1,000,000	1,052,560
MPLX LP
4.875%, due 12/01/24	500,000	519,279
4.875%, due 06/01/25	130,000	134,263
Netflix, Inc.
5.500%, due 02/15/22	230,000	237,072
Noble Energy, Inc.
5.050%, due 11/15/44	225,000	217,640
Oracle Corp.
5.375%, due 07/15/40	130,000	148,496
6.125%, due 07/08/39	500,000	615,004

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
Pacific Gas & Electric Co.
3.500%, due 06/15/25	250,000	238,441
Pfizer, Inc.
7.200%, due 03/15/39	160,000	220,227
PPL Capital Funding, Inc.
4.700%, due 06/01/43	500,000	497,774
Principal Financial Group, Inc.
4.625%, due 09/15/42	500,000	496,557
Prudential Financial, Inc.,
Series MTN,
6.625%, due 06/21/40	110,000	137,519
QUALCOMM, Inc.
4.300%, due 05/20/47	500,000	470,999
Reynolds American, Inc.
3.250%, due 06/12/20	500,000	498,962
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	340,000	349,064
Sempra Energy
4.050%, due 12/01/23	220,000	221,203
Sherwin-Williams Co./The
4.500%, due 06/01/47	500,000	480,143
Southern Power Co.
4.150%, due 12/01/25	1,000,000	984,581
Southwest Airlines Co.
2.750%, due 11/16/22	500,000	483,598
Sprint Capital Corp.
6.900%, due 05/01/19	280,000	284,550
Synchrony Financial
4.500%, due 07/23/25	140,000	135,010
Target Corp.
3.625%, due 04/15/46	500,000	452,743
TCI Communications, Inc.
7.875%, due 02/15/26	104,000	126,436
Teachers Insurance & Annuity Association of America
4.270%, due 05/15/47[1]	110,000	106,543
Time Warner Cable LLC
7.300%, due 07/01/38	677,000	774,496
Time Warner Entertainment Co. LP
8.375%, due 03/15/23	125,000	144,654
Toll Brothers Finance Corp.
4.875%, due 11/15/25	200,000	196,500
Union Pacific Corp.
3.950%, due 09/10/28	500,000	501,034
4.050%, due 11/15/45	140,000	132,683

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(continued)
United States—(continued)
United Technologies Corp.
4.625%, due 11/16/48	250,000	250,016
6.050%, due 06/01/36	250,000	289,596
UnitedHealth Group, Inc.
4.625%, due 07/15/35	170,000	180,910
VEREIT Operating Partnership LP, REIT
4.125%, due 06/01/21	375,000	378,395
Verizon Communications, Inc.
5.500%, due 03/16/47	1,035,000	1,128,206
Virginia Electric & Power Co.
3.450%, due 09/01/22	130,000	129,631
Warner Media LLC
2.950%, due 07/15/26	200,000	181,250
3.800%, due 02/15/27	100,000	95,599
Williams Cos., Inc./The
4.300%, due 03/04/24	230,000	231,985
5.100%, due 09/15/45	500,000	503,113

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

	Face Amount ($)	Value ($)
Corporate bonds—(concluded)
United States—(concluded)
Zoetis, Inc.
4.450%, due 08/20/48	350,000	346,033
Total United States corporate bonds		54,510,225
Total corporate bonds (cost—$72,809,514)		70,745,498

Asset-backed security—0.40%
United States—0.40%
Verizon Owner Trust,
Series 2017-2A, Class C,
2.380%, due 12/20/21[1] (cost—$299,975)	300,000	294,107

Commercial mortgage-backed security—0.77%
United States—0.77%
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class E, 1 mo. USD LIBOR + 3.000%,
5.158%, due 06/15/33[1,2] (cost—$550,000)	550,000	558,984

	Number of Shares
Short-term investment—1.75%
Investment company—1.75%
State Street Institutional U.S. Government Money Market Fund (cost—$1,270,829)	1,270,829	1,270,829
Total investments (cost—$74,930,318)—100.06%		72,869,418
Liabilities in excess of other assets—(0.06)%		(42,364)
Net assets—100.00%		$72,827,054

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount($)	Value($)	Unrealized appreciation (depreciation)($)

US Treasury futures buy contracts:
20	USD	US Long Bond Futures	December 2018	2,876,904	2,810,000	(66,904)
16	USD	US Treasury Note 2 Year Futures	December 2018	3,383,773	3,371,750	(12,023)
15	USD	US Treasury Note 10 Year Futures	December 2018	1,786,275	1,781,719	(4,556)
25	USD	US Ultra Treasury Note 10 Year Futures	December 2018	3,162,849	3,150,000	(12,849)
				11,209,801	11,113,469	(96,332)
US Treasury futures sell contracts:
9	USD	Ultra Long US Treasury Bond Futures	December 2018	(1,409,523)	(1,388,531)	20,992
30	USD	US Treasury Note 5 Year Futures	December 2018	(3,405,681)	(3,374,297)	31,384
				(4,815,204)	(4,762,828)	52,376
						(43,956)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate bonds	—	70,745,498	—	70,745,498
Asset-backed security	—	294,107	—	294,107
Commercial mortgage-backed security	—	558,984	—	558,984
Short-term investment	—	1,270,829	—	1,270,829
Futures contracts	52,376	—	—	52,376
Total	52,376	72,869,418	—	72,921,794

Liabilities
Futures contracts	(96,332)	—	—	(96,332)

At September 30, 2018, there were no transfers between Level 1 and Level 2.

SMA Relationship Trust – Series T

Portfolio of investments – September 30, 2018 (unaudited)

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of 10,102,147, represented 13.87% of the Fund’s net assets at period end.

2	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

Portfolio acronyms
ADR	American Depositary Receipt
AGC	Associated General Contractors
AGC-ICC	Assured Guaranty Corporation—Insured Custody Certificates
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificate of Participation
CVA	Dutch Certification—Depository Certificate
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust

Counterparty abbreviations
BB	Barclays Bank plc
CITI	Citibank NA
GSI	Goldman Sachs International
JPMCB	JPMorgan Chase Bank
MSCI	Morgan Stanley & Co. International PLC
SSC	State Street Bank and Trust Co.

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. A Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Funds do not price their shares, on most national holidays and Good Friday. To the extent that a Fund’s assets are traded in other markets on days when the NYSE is not open, the value of a Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which a Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments       listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in a Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Fund’s Portfolio of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2018.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SMA Relationship Trust

By:	/s/ Igor Lasun
Igor Lasun
President

Date:	November 28, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	November 28, 2018